Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 7,996,362			$ 32,478,948				$ 27,787,314
Restricted cash				1,004,142				720,703
Accounts receivable (including amounts with related parties)	6,998,708			11,200,252				3,339,897
Prepaid expenses and other current assets	4,226,079			1,364,162				1,137,739
Total Current Assets	19,221,149			46,047,504				32,985,653
Noncurrent restricted cash				0				300,000
Property and equipment, net	1,157,818			535,384				626,278
Operating lease right-of-use assets	2,362,445			2,210,253
Capitalized software, net	16,679,024			8,054,367				5,868,915
Other assets	325,782			183,718				546,874
TOTAL ASSETS	39,746,218			57,031,226				40,327,720
Current liabilities:
Accounts payable	7,488,575			4,401,874				423,414
Accrued expenses and other liabilities	10,727,474			8,762,839				1,686,142
Deferred revenue	6,571,281			5,136,457				3,561,778
Deferred rent								478,603
Total current liabilities	24,787,330			18,301,170				6,149,937
Long-term liabilities:
Long-term deferred revenue	1,055,624			427,667				1,370,834
Operating lease liabilities	1,485,288			1,127,837
Other long-term liabilities	1,541,313			223,619
Total Liabilities	28,869,555			20,080,293				8,029,973
Redeemable preferred stock:
Common stock subject to possible redemption	143,086,271			143,086,271	$ 93,929,920	$ 86,394,680	$ 80,397,819	106,884,111
Stockholders' deficit:
Common stock	1,039			856				839
Additional paid-in capital	998,110			1,611,049				1,374,319
Accumulated deficit	(136,979,761)			(107,747,243)				(75,961,522)
Total Stockholders' (Deficit) Equity	(106,135,338)	$ (122,287,890)	$ (114,572,770)	(106,135,338)		$ (106,135,338)		(74,586,364)	$ (56,550,017)
LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 39,746,218			$ 57,031,226				$ 40,327,720